Financial instruments and risk management - Schedule of derivative financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, liabilities	$ (342)	$ (275)
Right of assets offset, liabilities	210	147
Right of liabilities offset, liabilities	67	72
Net amount, liabilities	(65)	(56)
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, assets	656	733
Right of assets offset, assets	(210)	(147)
Right of liability offset, assets	(67)	(72)
Net amount, assets	$ 379	$ 514